DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITIES
NOTE 5 - DERIVATIVE LIABILITIES

NOTE 5 – DERIVATIVE LIABILITIES

Derivative Liabilities

In connection with convertible notes payable, the Company records derivative liabilities for the conversion feature. The derivative liabilities are valued on the date the convertible note payable become convertible and revalued at each reporting period. During 2021, the Company recorded initial derivative liabilities of $1,077,757 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of $5.30 to $12.40 our stock price on the date of grant of $17.00 to $40.30, expected dividend yield of 0%, expected volatility of 75.03% to 98.14%, risk free interest rate of 0.10% and expected terms of 1.0 year. Upon initial valuation, the derivative liabilities exceeded the face values certain of the convertible notes payable by approximately $697,602, which was recorded as a day one loss in derivative liability.

In March 2021, the derivatives were re-valued at $2,275,578, producing a gain of $28,476,039 related to the change in fair market value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following average assumptions: an exercise price of $0.0008 to 3.0900, our stock price on the date of valuation ($0.0332), expected dividend yield of 0%, expected volatility of 93.05% to 102.96%, risk-free interest rate of 0.07% to 0.35%, and expected terms ranging from 0.5 to 3.3 years.

In August 2021, we completed the sale of 15% Original Issue Discount Senior Notes (“Bridge Notes”) in the aggregate principal amount of $4,456,176 to a group of institutional investors (the “Purchasers”). A portion of the proceeds were used to repay the principal, accrued interest, pre-payment fees and other premiums of all the outstanding convertible notes as well as all previously outstanding warrants with re-pricing and anti-dilutive features. The result was $0 in derivative liabilities as of December 31, 2021.

During the year ended December 31, 2020, the Company recorded initial derivative liabilities of $2,572,723 based upon the following Black-Scholes option pricing model average assumptions: an exercise price of 0.40 to $0.60 our stock price on the date of grant of $1.70 to $18.25, expected dividend yield of 0%, expected volatility of 103.79% to 131.89%, risk free interest rate of 0.16% to 1.62% and an expected term of 1.0 year. Upon initial valuation, the derivative liability exceeded the face value certain of the convertible note payables by approximately $1,864,233, which was recorded as a day one loss on derivative liability.

On December 31, 2020, the derivative liabilities were revalued at $38,741,832 resulting in a loss of $33,980,805 related to the change in fair market value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following average assumptions: an exercise price of $0.40 to $6.70, our stock price on the date of valuation $13.90, expected dividend yield of 0%, expected volatility of 98.14% to 100.94%, risk-free interest rate of 0.17%, and expected terms ranging from 0.50 to 3.57 years.